Inventories - Schedule of Inventories (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Components	$ 1,722	$ 2,643
Finished goods	4,079	4,021
Total net inventories	5,801	6,664
Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Components	1,724	2,645
Finished goods	4,765	4,702
Total net inventories	6,489	7,347
Inventory adjustments
Disclosure of detailed information about property, plant and equipment [line items]
Components	2	2
Finished goods	686	681
Total net inventories	$ 688	$ 683